Income Taxes - U.S. Federal Statutory Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	35.00%	35.00%	35.00%
Tax rate differential on international income	(103.00%)	(29.00%)	(28.00%)
Tax effect of U.S. non-deductible convertible debt costs	13.00%	0.00%	0.00%
Tax effect of U.S. non-deductible acquisition costs	10.00%	0.00%	0.00%
Tax effect of U.S. foreign income inclusion	9.00%	0.00%	0.00%
Tax effect of U.S. non-deductible share-based compensation	9.00%	0.00%	0.00%
Tax effect of U.S. permanent differences	1.00%	1.00%	2.00%
State income tax, net of federal tax	(1.00%)	0.00%	0.00%
Retroactive extension of Federal R&D credit	(9.00%)	0.00%	0.00%
Creditable foreign taxes	(13.00%)	0.00%	0.00%
Income tax credits	(14.00%)	(2.00%)	(1.00%)
Other	5.00%	2.00%	0.00%
Effective tax rate	(58.00%)	7.00%	8.00%